Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

March 30, 2021

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 323 to the Trust’s Registration Statement on Form N-1A (“PEA No. 323”). The purpose of PEA No. 323 is to (i) make revisions to the investment objectives and principal investment strategies for the Trust’s 6 Meridian Quality Dividend Yield ETF, 6 Meridian Quality Growth ETF and 6 Meridian Quality Value ETF and (ii) incorporate comments received from the SEC staff regarding the Trust’s Post-Effective Amendment No. 313 (“PEA No. 313”).

Except for the items noted above, the disclosure in PEA No. 323 is substantially the same as the disclosure contained in PEA No. 313, which was filed on February 3, 2021 and subsequently reviewed by the staff. Therefore, the Trust respectfully requests selective review of PEA No. 323 focusing on those portions of PEA No. 323 relating to the investment objectives, principal investment strategies, and changes in response to staff comments.

Please contact me at 202.373.6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001